Transactions with Related Parties, textual 2 (Details) $ / shares in Units, $ in Thousands	1 Months Ended	2 Months Ended		12 Months Ended
	Jan. 31, 2019 USD ($) $ / shares shares	Feb. 15, 2019 USD ($)	Feb. 14, 2019 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)
Related Party Transaction [Line Items]
Income / (loss) from Investments				$ (1,110)	$ (1,583)	$ 14
Management Fee Expense				2,017	2,155	2,394
Due to related parties, current				484	85
Proceeds from Sale of Property, Plant, and Equipment				15,623	41,326	14,578
Payments to joint venture (Note 3(d))				(500)	0	0
Due From Related Parties Current				$ 1,196	23
Diana Wilhelmsen Management Limited [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage				50.00%
Equity Method Investments					180
Income / (loss) from Investments				$ (1,110)	(83)	14
Due to related parties, current				430
Diana Wilhelmsen Management Limited [Member] | Management Agreements [Member]
Related Party Transaction [Line Items]
Management Fee Expense				2,017	2,155	2,394
Commercial fees to related party					353	$ 453
Due to related parties, current					$ 55
Due From Related Parties Current				1,196
Each 50% shareholder of DWM [Member]
Related Party Transaction [Line Items]
Payments to joint venture (Note 3(d))				$ (500)
Preferred Stock [Member]
Related Party Transaction [Line Items]
Preferred Stock Par Or Stated Value Per Share | $ / shares				$ 0.01	$ 0.01
Preferred Stock [Member] | Series C Preferred Stock [Member]
Related Party Transaction [Line Items]
Issuance of new shares | shares	10,675				10,675
Preferred Stock Par Or Stated Value Per Share | $ / shares	$ 0.01
Proceeds from issuance of preferred stock, value	$ 1,066			$ 1,066
Danae and Dione [Member]
Related Party Transaction [Line Items]
Number Of Vessels To Be Disposed		2
Danae [Member]
Related Party Transaction [Line Items]
Proceeds from Sale of Property, Plant, and Equipment			$ 7,200
Dione [Member]
Related Party Transaction [Line Items]
Proceeds from Sale of Property, Plant, and Equipment		$ 7,200